Fair Value Measurements and Valuation Processes - Summary of Assets and Liabilities Measured at Fair Value (Details) - Level 2 - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 506	£ 425	£ 714
Liabilities at fair value	929	314	146
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12	33	50
Liabilities	303	36	34
Cross Currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	227	221	326
Liabilities	114	35	9
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	267	171	338
Liabilities	£ 512	£ 243	£ 103